Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2023. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2018	$1,238
2019	1,170
2020	1,036
2021	1,002
2022	921
2023	590
$5,957